COMMITMENTS AND CONTINGENCIES	1 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2020	Sep. 30, 2021	Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES
NOTE 6. COMMITMENTS
Registration Rights
The holders of the Founder Shares, Private Placement Warrants and any warrants that may be issued upon conversion of the Working Capital Loans (and any shares of Class A common stock issuable upon the exercise of the Private Placement Warrants and warrants that may be issued upon conversion of Working Capital Loans and upon conversion of the Founder Shares) and holders of the forward purchase shares and the forward purchase warrants or their permitted transferees will be entitled to registration rights pursuant to a registration rights agreement to be signed prior to or on the effective date of the Proposed Public Offering requiring the Company to register such securities for resale (in the case of the Founder Shares, only after conversion into shares of Class A common stock). The holders of these securities will be entitled to make up to three demands, excluding short form registration demands, that the Company register such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the completion of a Business Combination and rights to require the Company to register for resale such securities pursuant to Rule 415 under the Securities Act. The registration rights agreement does not contain liquidating damages or other cash settlement provisions resulting from delays in registering the Company’s securities. The Company will bear the expenses incurred in connection with the filing of any such registration statement.
Underwriting Agreement
The Company will grant the underwriter a 45-day option to purchase up to 3,600,000 additional Units to cover over-allotments at the Proposed Public Offering price, less the underwriting discounts and commissions.
The underwriter will be entitled to a cash underwriting discount of $0.20 per Unit, or $4,800,000 in the aggregate (or $5,520,000 if the underwriters’ over-allotment option is exercised in full), payable upon the closing of the Proposed Public Offering. In addition, the underwriters will be entitled to a deferred fee of $0.35 per Unit, or $8,400,000 in the aggregate (or $9,660,000 in the aggregate if the underwriters’ over-allotment option is exercised in full). The deferred fee will become payable to the underwriter from the amounts held in the Trust Account solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agreement.
Forward Purchase Agreement
The Company intends to enter into a forward purchase agreement with an investor (the “Anchor Investor”), which will provide for the purchase by the Anchor Investor of an aggregate of 5,000,000 units (the “forward purchase units”), with each unit consisting of one share of Class A common stock (the “forward purchase share”) and one-third of one redeemable warrant to purchase one share of Class A common stock (the “forward purchase warrant”) at an exercise price of $11.50 per whole share, for a purchase price of $10.00 per unit, in a private placement to close concurrently with the closing of a Business Combination. The obligations under the forward purchase agreement will not depend on whether any shares of Class A common stock are redeemed by the Public Stockholders. The Anchor Investor will not not receive any shares of Class B common stock as part of the forward purchase agreement. The forward purchase shares and forward purchase warrants will be identical to the Class A common stock and warrants, respectively, included in the Units being sold in the Proposed Public Offering, except that they will be subject to certain transfer restrictions and have certain registration rights.
The proceeds from the sale of the forward purchase units may be used as part of the consideration to the sellers in a Business Combination, expenses in connection with a Business Combination or for working capital. The obligations under the forward purchase agreement will not depend on whether any shares of Class A common stock are redeemed by the Public Stockholders and are intended to provide the Company with funding for a Business Combination.
NOTE 6. COMMITMENTS
Registration Rights
Pursuant to a registration rights agreement entered into on February 1, 2021, the holders of the Founder Shares, Private Placement Warrants and any warrants that may be issued upon conversion of the Working Capital Loans (and any shares of Class A common stock issuable upon the exercise of the Private Placement Warrants and warrants that may be issued upon conversion of Working Capital Loans and upon conversion of the Founder Shares) and holders of the forward purchase shares and the forward purchase warrants or their permitted transferees will be entitled to registration rights requiring the Company to register such securities for resale (in the case of the Founder Shares, only after conversion into shares of Class A common stock). The holders of these securities will be entitled to make up to three demands, excluding short form registration demands, that the Company register such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the completion of a Business Combination and rights to require the Company to register for resale such securities pursuant to Rule 415 under the Securities Act. The registration rights agreement does not contain liquidating damages or other cash settlement provisions resulting from delays in registering the Company’s securities. The Company will bear the expenses incurred in connection with the filing of any such registration statement.
Underwriting Agreement
The underwriters are entitled to a deferred fee of $0.35 per Unit, or $9,660,000 in the aggregate. The deferred fee will become payable to the underwriters from the amounts held in the Trust Account solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agreement.
Forward Purchase Agreement
The Company entered into a forward purchase agreement (the “Forward Purchase Agreement”) with an investor (the “Anchor Investor”), which provided for the purchase by the Anchor Investor of an aggregate of 5,000,000 units, with each unit consisting of one share of Class A common stock (the “forward purchase share”) and one-third of one redeemable warrant to purchase one share of Class A common stock (the “forward purchase warrant”) at an exercise price of $11.50 per whole share, for a purchase price of $10.00 per unit, in a private placement to close concurrently with the closing of a Business Combination. The obligations under the Forward Purchase Agreement will not depend on whether any shares of Class A common stock are redeemed by the Public Stockholders. The Anchor Investor will not receive any shares of Class B common stock as part of the Forward Purchase Agreement. The forward purchase shares will be identical to the Class A common stock sold in the Initial Public Offering, except that they will be subject to certain transfer restrictions and have certain registration rights.
In connection with the execution of the Business Combination Agreement, the Company entered into a First Amendment to Forward Purchase Agreement (the “Forward Purchase Agreement Amendment”) with the Anchor Investor, pursuant to which, effective as of immediately prior to the closing of the Merger, the Forward Purchase
Agreement will be amended to (i) eliminate the sale of forward purchase warrants and (ii) instead provide exclusively for the sale of such number of Class A common shares equal to the sum of (x) 2,300,000 and (y) such additional Class A common shares as the Anchor Investor may elect to purchase up to the lesser of (A) the number of Class A common shares redeemed by the Company’s public stockholders and (B) 2,700,000, in each case, for a purchase price of $10.00 per share (such purchase and sale of the Company’s Class A common shares, the “Forward Purchase”). The Class A common shares to be issued pursuant to the Forward Purchase have not been registered under the Securities Act and will be issued in reliance on the availability of an exemption from such registration. COMMITMENTS AND CONTINGENCIES
Leases
As of September 30, 2021, the Company leases office space under non-cancelable operating leases in three cities, Boston, Massachusetts, consisting of approximately 19,000 square feet that will expire on June 1, 2028, including approximately 900 square feet that the Company will take over on January 1, 2022, San Francisco, California, consisting of approximately 17,000 square feet that will expire on July 31, 2025 and Raleigh, North Carolina, consisting of approximately 7,700 square feet that will expire on May 31, 2026.
We recognized rent expense of $2,056 and $1,559 for the nine months ended September 30, 2021 and 2020, respectively.
Licenses
As of September 30, 2021, the Company has three license agreements related to its commercialized products. The Company pays minimum annual royalties to the Invention Science Fund I, LLC, or ISF. In addition, the Company pays minimum annual maintenance fees to Red 5 Group, LLC, or Red 5, in connection with reSET and reSET-O and royalties based on net revenues of the sales of Somryst to BeHealth Solutions, LLC, or BeHealth, and the University of Virginia Patent Foundation, or UVPF. For the nine months ended September 30, 2021, the Company recorded minimum annual royalty fees of $750 to ISF and minimum annual maintenance fees of $188 to Red 5. For the nine months ended September 30, 2020, the Company recorded minimum annual royalty fees of $600 to ISF and minimum annual maintenance fees of $188 to Red 5. During September 2021, a commercial milestone under the license agreement with BeHealth was achieved. As a result, an accrued liability of $1,000 was recorded as of September 30, 2021. The Company recorded de minimus royalties to BeHealth and UVPF for the nine months ended September 30, 2021 and 2020, respectively.
On July 1, 2021, the parties amended the Amended Red 5 License Agreement to further clarify certain terms and increase the royalty rate by a de minimis amount.
Guarantees and Indemnifications
As permitted under Delaware law, the Company indemnifies its officers, directors and employees for certain events or occurrences that happen by reason of the relationship with, or position held at, the Company. For the nine months ended September 30, 2021 and 2020, the Company had not experienced any losses related to these indemnification obligations, and no claims were outstanding as of September 30, 2021. The Company does not expect significant claims related to these indemnification obligations and consequently concluded that the fair value of these obligations is negligible and no related accruals were recorded.
In connection with the Merger, the Company entered into new indemnification agreements with each of it’s officers and directors. In addition, the indemnification agreements entered into with our board members, Messrs. Schwab and Lynch, also provide certain indemnification rights to the entities with which they are affiliated.
Purchase Commitment
On June 17, 2021, and later amended on August 3, 2021, the Company entered into a non-cancelable purchase obligation for a subscription to the Palantir Foundry cloud platform, including support services, updates, and related professional services with Palantir for $9,300 payable over three years, continuing through September 30, 2024. Through September 30, 2021, the Company recorded $725 under the terms of the agreement, $700 of which is included in prepaid expenses on the balance sheet as of September 30, 2021.
Legal Proceedings
The Company is also involved from time to time in various legal proceedings arising in the normal course of business. Although the outcomes of potential legal proceedings are inherently difficult to predict, the Company does not expect the resolution of these occasional legal proceedings to have a material adverse effect on its financial position, results of operations, or cash flow.	COMMITMENTS AND CONTINGENCIES
Leases
The Company’s operating leases are as follows:
•Boston—In May 2018, the Company signed a lease to occupy approximately 12,000 square feet of office space in Boston, Massachusetts, or the Boston Lease. Subsequent to two lease amendments in 2020, the Company occupies approximately 19,000 square feet of office space, including approximately 900 square feet that the Company will take over on January 1, 2022, through June 1, 2028, with aggregate base rent over the term of approximately $11,553. During the year ended December 31, 2020, the security deposit increased by $43 to $166.
•San Francisco—In April 2018, the Company signed a lease to occupy approximately 11,000 square feet of office space in San Francisco, California, or the San Francisco Lease, over an initial lease term of 62 months commencing in May 2018; and in July 2019, the Company signed an amendment to the San Francisco Lease adding approximately 6,000 square feet and extending the lease term by 24 months to July 31, 2025, or together the Combined Lease Term. Aggregate base rent over the Combined Lease Term is approximately $9,000. Pursuant to the lease terms, the Company issued a secured letter of credit in the amount of approximately $411. The Company has a money market collateral account securing the standby letter of credit, which is included in restricted cash in the accompanying consolidated balance sheets.
•Raleigh—In September 2020, the Company signed a lease to occupy approximately 7,700 square feet of office space in Raleigh, North Carolina, or the Raleigh Lease, over an initial lease term of 64 months commencing in February 2021 with aggregate base rent over the term of approximately $1,100.
Rent expense under these leases amounted to $2,067 and $1,740 for the years ended December 31, 2020 and 2019, respectively, and the Company has $577 and $526 in deferred rent recorded within other long-term liabilities in the consolidated balance sheets as of December 31, 2020 and 2019, respectively.
Future commitments under non-cancelable lease agreements are as follows:

Years Ended December 31,	Lease Commitments
2021	$2,393
2022	2,811
2023	2,913
2024	3,188
2025 and thereafter	6,519
Total	$17,824
In addition to rent, certain leases require the Company to pay additional amounts for taxes, insurance, maintenance and other operating expenses.
Guarantees and Indemnifications
As permitted under Delaware law, the Company indemnifies its directors, officers and employees for certain events or occurrences that happen by reason of the relationship with, or position held at, the Company. For the years ended December 31, 2020 and 2019, the Company had not experienced any losses related to these indemnification obligations, and no claims were outstanding as of December 31, 2020 and 2019. The Company does not expect significant claims related to these indemnification obligations and consequently concluded that the fair value of these obligations is negligible and no related accruals were recorded.
401(k) Plan
The Company’s employees are eligible to participate in the Company’s 401(k) savings plan. Employees may elect to contribute a percentage of their compensation to the plan. For the year ended December 31, 2019 and through May 15, 2020 the Company matched 100% of the first 1% of an employee’s eligible compensation plus 50% of the next 5.0% of an employee’s eligible compensation. In addition, the Company may make annual discretionary contributions. On May 15, 2020, the Company suspended the Company’s matching contribution. The Company made matching contributions of $547 and $800 for the years ended December 31, 2020 and 2019, respectively.
Legal Proceedings
The Company is also involved from time to time in various legal proceedings arising in the normal course of business. Although the outcomes of potential legal proceedings are inherently difficult to predict, the Company does not expect the resolution of these occasional legal proceedings to have a material adverse effect on its financial position, results of operations, or cash flow.
See Note 7, License Agreements, and Note 8, Collaboration and License Agreements, for more information.